Summary of Significant Accounting Policies - Summary Of Reconciliation Of Cash, Cash Equivalents, And Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 51,850	$ 8,424
Restricted cash	400	1,728
Total cash, cash equivalents, and restricted cash	$ 52,250	$ 10,152	$ 7,571